CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net income	$ 2,263	$ 2,566
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	737	727
Gain from sale of long lived assets and investments	(80)	(43)
Deferred Income Taxes Net And Uncertain Tax Positions	(222)	(79)
Change in working capital items	(7)	(274)
Stock-based compensation	69	59
Impairment of long lived assets	30	30
Purchase of research and development in process	15	9
Other items-net	36	39
Gain From Revaluation Of Investments	(135)	0
Net cash provided by operating activities	2,706	3,034
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(1,360)	(4,962)
Purchase of property, plant and equipment	(736)	(476)
Purchase of investments and other assets	(142)	(415)
Other items-net	(47)	(45)
Proceeds From Sale Of Long Lived Assets And Investments	175	659
Net cash used in investing activities	(2,110)	(5,239)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs Of 2 Million and 6 Million	748	2,492
Purchase of treasury shares	(749)	0
Change in short-term credit	905	971
Dividends paid	(610)	(496)
Proceeds from exercise of options by employees	55	137
Redemption of convertible debentures	(814)	(45)
Repayment of long-term loans and other long-term lliabilities	(220)	(1,968)
Purchase of Non-controlling Interest	(75)	0
Other items - net	3	11
Proceeds from long-term loans and other long-term liabilities received	1	44
Net cash (used in) provided by financing activities	(756)	1,146
Translation adjustment on cash and cash equivalents	(3)	(1)
Net change in cash and cash equivalents	(163)	(1,060)
Balance of cash and cash equivalents at beginning of period	1,248	1,995
Balance of cash and cash equivalents at end of period	$ 1,085	$ 935